TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Sundry suppliers (Opex, Capex, Services e Material)	R$ 7,213,698	R$ 6,572,181
Related parties (Note 29)	509,836	375,299
Amounts payable (operators, cobilling)	221,777	224,555
Interconnection / interlink	224,634	243,763
Total	R$ 8,169,945	R$ 7,415,798